Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes)(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Tax computed at statutory rate	$ 37,889,000	$ 111,381,000	$ 6,451,000
Increase/(decrease) resulting from:
State income taxes	7,000	8,786,000	(2,138,000)
Bank owned life insurance ("BOLI")	(4,897,000)	(6,671,000)	(6,646,000)
401(k) - employee stock ownership plan ("ESOP")	(714,000)	(659,000)	(568,000)
Tax-exempt interest	(6,507,000)	(5,798,000)	(5,094,000)
Non-deductible expenses	887,000	829,000	963,000
LIHTC credits and benefits, net of amortization	(7,239,000)	(8,075,000)	(3,222,000)
Other tax credits	(2,012,000)	(1,033,000)	(1,284,000)
Change in valuation allowance - DTA	(3,875,000)	(13,168,000)	(4,427,000)
Other changes in unrecognized tax benefits	(1,386,000)	(1,570,000)	(5,106,000)
Other	(1,212,000)	163,000	1,682,000
Total income tax expense/(benefit)	$ 10,941,000	$ 84,185,000	$ (19,389,000)